Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
in USD ‘000	2017	2016
Bank deposits	110,841	23,292
Interest bearing deposits	—	2,216
Total cash and cash equivalents as at December 31	110,841	25,508

Schedule of Percentage of Bank Held Cash and Cash Equivalents Split by Currency	Split by currency:
	2017	2016
CHF	6%	68%
USD	93%	20%
EUR	1%	10%
GBP	—	2%